Structured Entities (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss
The following tables represent the carrying amounts of the Group’s interests in unconsolidated structured entities recognized in its consolidated statements of financial position by line item and the maximum exposure to loss from its interests at March 31, 2023 and 2022.

	At March 31, 2023
	Securitizations	Investment funds	Structured finance	Others	Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥5,197	¥44,432	¥—	¥—	¥49,629
Financial assets at fair value through profit or loss	292	669,880	89,796	—	759,968
Investment securities	145,351	52,476	—	193	198,020
Loans and advances	3,581,390	—	8,629,262	612,876	12,823,528

Total	¥3,732,230	¥766,788	¥8,719,058	¥613,069	¥13,831,145

Maximum exposure to loss from interests in unconsolidated structured entities	¥5,245,346	¥767,810	¥10,073,000	¥729,634	¥16,815,790

	At March 31, 2022
	Securitizations	Investment funds	Structured finance	Others	Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥11,149	¥60,168	¥—	¥—	¥71,317
Financial assets at fair value through profit or loss	274	976,983	98,671	—	1,075,928
Investment securities	136,521	49,693	—	194	186,408
Loans and advances	2,817,366	—	7,099,366	601,975	10,518,707

Total	¥2,965,310	¥1,086,844	¥7,198,037	¥602,169	¥11,852,360

Maximum exposure to loss from interests in unconsolidated structured entities	¥4,289,574	¥1,087,993	¥8,117,297	¥751,194	¥14,246,058